Shareholders' contributions	12 Months Ended
Dec. 31, 2025
Statement of changes in equity [abstract]
Shareholders' contributions	Shareholders' contributions
The share capital of the Group is represented by common shares with a nominal value of US$1.5 per share and one vote each.

	Number of shares	Share capital and share premium
At January 1, 2023	111,382	960,242
Employee share options exercised (Note 23) (1)	—	236
Restricted shares granted and units vested (Note 23)	—	7,528
Purchase of own shares	—	(22,123)
Dividends paid to shareholders	—	(35,000)
At December 31, 2023	111,382	910,883
Employee share options exercised (Note 23) (1)	—	115
Restricted shares granted and units vested (Note 23)	—	7,540
Purchase of own shares	—	(57,066)
Dividends paid to shareholders	—	(35,000)
At December 31, 2024	111,382	826,472
Reduction of issued share capital of the company	(6,000)	(9,000)
Issue of shares in December, 2025	42,490	303,687
Employee share options exercised (Note 23) (1)	—	52
Restricted shares granted (Note 23)	—	20,311
Purchase of own shares	—	(8,623)
Dividends provided for and paid to mayor shareholders	—	(35,000)
At December 31, 2025	147,872	1,097,899

(1)Treasury shares were used to settle these options, units and grants.

Issued of capital

On December 11, 2025 the Company successfully completed a public offering of its shares in the New York Stock Exchange. The Company issued 41,379,311 shares, at a price of US$ 7.25 per share. In addition, on December 17, 2025, the Company issued 1,111,035 shares, at a price of US$ 7.25 per share, as a consequence of the over-allotment option exercised by the underwriters of the public offering, raising an overall amount of approximately US$ 308 million. The expenses related totaled US$ 4.37 million.

Our issued share capital amounts to $221,808,241.50, represented by 147,872,161 shares in issue (of which 5,295,375 are treasury shares) with a nominal value of $1.50 each.
Decision of the Extraordinary General Shareholders’ meeting

On June 6, 2025 the extraordinary general meeting of the shareholders of the Company resolved to reduce the issued share capital of the Company by an amount of $9,000,000 by the cancellation of 6,000,000 shares with a nominal value of $1.50 each held in treasury by the Company.

On October 29, 2025 the extraordinary general meeting of the shareholders of the Company resolved to amend, renew and increase the authorized share capital of the Company to USD 3,000,000,000, including the issued share capital, represented by 2,000,000,000 shares, each with a nominal value of USD 1.5.

Share Repurchase Program

On September 24, 2013, the Board of Directors of the Company has authorized a share repurchase program for up to 5% of its outstanding shares. The repurchase program has commenced on September 24, 2013 and is reviewed by the Board of Directors after each 12-month period. On December 11, 2024, the Board of Directors approved the renewal of the program, and also its extension for an additional twelve-month period, ending December 31, 2025.

Repurchases of shares under the program are made from time to time in open market transactions in compliance with the trading conditions of Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, and applicable rules and regulations. The share repurchase program does not require Adecoagro to acquire any specific number or amount of shares and may be modified, suspended, reinstated or terminated at any time in the Company’s discretion and without prior notice.

As of December 31, 2025, the Company repurchased 32,299,783 shares under this program, of which 10,142,208 have been applied to some exercise of the Company’s stock option plan, restricted stock units plan and the grant of restricted shares. In 2025, 2024 and 2023 the Company repurchased shares for an amount of US$10.2 million; US$66.9 million and US$26.2 million respectively.

Dividend distribution

On June 17, 2025, the general meeting of the shareholders of the Company resolved the payment of an annual dividend of $35 million to be paid to outstanding shares in two installments. The first payment of the year 2025, of US$17.5 million (0.1750 per share) was made on May 16, 2025 and the second installment was made in November 19, 2025 (0.1749 per share).

On April 17, 2024 the general meeting of the shareholders of the Company resolved the payment of an annual dividend of $35 million to be paid to outstanding shares in two installments. The first payment of the year 2024, of US$17.5 million (0.1682 per share) was made on May 29, 2024 and the second installment was made in November 27, 2024 (0.1740 per share).

On April 19, 2023 the general meeting of the shareholders of the Company resolved the payment of an annual dividend of $35 million to be paid to outstanding shares in two installments. The first payment of the year 2023, of US$ 17.5 million (0.1626 per share) was made on May 24, 2023 and the second installment was made in November 24, 2023 (0.1649 per share).